Schedule of Equity Issued Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2022
Notes and other explanatory information [abstract]
Issued capital, shares	322,997,417	215,056,881	210,889,961	6,600,000
Issued capital	$ 175,005,653	$ 150,346,596	$ 149,346,415
Issued capital	(7,969,374)	(6,374,026)	(6,359,744)
Issued capital	$ 167,036,279	$ 143,972,570	$ 142,986,671		$ 125,713,259